UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Direxion Monthly 25+ Year Treasury Bear 1X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%	62,843
TOTAL NET ASSETS - 100.0%	$62,843

Percentages are stated as a percent of net assets.

Short Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	32	$62,821	0.643%	5/3/2017	$(349)

Direxion Monthly 25+Year Treasury Bull 1.2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	10,728,780
TOTAL NET ASSETS - 100.0%	$10,728,780

Percentages are stated as a percent of net assets.
(a) $4,543 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
November 30, 2015 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
2	Ultra U.S. Treasury Bond Futures
	Expiring Mar 2016 (Underlying Face Amount at Market Value $317,438)	$461

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	6,363	$12,492,009	(0.657)%	5/3/2017	$65,989

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	154,899,310
TOTAL NET ASSETS - 100.0%	$154,899,310

Percentages are stated as a percent of net assets.
(a) $77,060,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	21,516	$99,639,469	(0.563)%	11/25/2016	$896,213
Bank of America Merrill Lynch	NASDAQ-100® Index	44,678	208,577,560	(0.563)%	12/27/2016	31,429
Bank of America Merrill Lynch	NASDAQ-100® Index	227	1,058,950	(0.563)% - (0.562)%	1/26/2017	(106)
			$309,275,979			$927,536

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	68,769,150
TOTAL NET ASSETS - 100.0%	$68,769,150

Percentages are stated as a percent of net assets.
(a) $34,400,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	6,972	$14,475,567	(0.413)%	12/27/2016	$58,768
Bank of America Merrill Lynch	S&P 500® Index	59,119	123,524,255	(0.413)%	12/27/2016	(283,723)
Bank of America Merrill Lynch	S&P 500® Index	17	35,536	(0.413)%	1/26/2017	(169)
			$138,035,358			$(225,124)

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	8,642,946
TOTAL NET ASSETS - 100.0%	$8,642,946

Percentages are stated as a percent of net assets.
(a) $2,080,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	8,310	$17,085,502	0.057%	10/31/2016	$239,965

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	17,424,787
TOTAL NET ASSETS - 100.0%	$17,424,787

Percentages are stated as a percent of net assets.
(a) $3,420,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	29,086	$34,845,626	(0.037)%	5/30/2017	$8,713

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	7,813,089
TOTAL NET ASSETS - 100.0%	$7,813,089

Percentages are stated as a percent of net assets.
(a) $2,620,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	13,045	$14,764,298	(1.043)%	10/31/2016	$(917,636)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	46,370,182
TOTAL NET ASSETS - 100.0%	$46,370,182

Percentages are stated as a percent of net assets.
(a) $14,590,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	871,674	$93,287,181	(0.432)%	2/16/2016	$(318,576)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	6,293,519
TOTAL NET ASSETS - 100.0%	$6,293,519

Percentages are stated as a percent of net assets.
(a) $2,050,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	118,303	$12,570,351	(0.543)%	4/11/2016	$(26,885)

Direxion Dynamic HY Bond Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 70.0%
447,033	iShares iBoxx $ High Yield Corporate Bond ETF	$37,126,091
1,050,283	SPDR Barclays High Yield Bond ETF	37,138,007
	TOTAL INVESTMENT COMPANIES (Cost $76,260,727)	$74,264,098

	TOTAL INVESTMENTS (Cost $76,260,727) - 70.0%	$74,264,098
	Other Assets in Excess of Liabilities - 30.0% (a)	31,804,187
	TOTAL NET ASSETS - 100.0%	$106,068,285

Percentages are stated as a percent of net assets.
(a) $12,004,715 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	319,306	$27,211,439	0.793%	4/18/2016	$(584,198)
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	750,206	27,268,554	0.193%	4/18/2016	(642,661)
			$54,479,993			$(1,226,859)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	6,635,128
TOTAL NET ASSETS - 100.0%	$6,635,128

Percentages are stated as a percent of net assets.
(a) $4,000,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	349,004	$13,698,762	0.293%	11/28/2016	$(624,786)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	3,019,799
TOTAL NET ASSETS - 100.0%	$3,019,799

Percentages are stated as a percent of net assets.
(a) $1,340,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	177,718	$6,314,375	(0.457)%	11/16/2016	$(276,405)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0% (a)	4,622,761
TOTAL NET ASSETS - 100.0%	$4,622,761

Percentages are stated as a percent of net assets.
(a) $3,844,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	55,758	$1,692,504	(1.163)%	7/20/2016	$(409,035)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	68,347	2,042,510	(1.163)%	8/17/2016	(485,259)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	74,441	1,996,551	(1.163)%	9/21/2016	(302,434)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	43,902	1,029,212	(1.163)%	10/19/2016	(28,533)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	10,744	239,808	(1.163)%	11/16/2016	5,324
Bank of America Merrill Lynch	iShares Latin America 40 ETF	29,521	703,976	(1.163)%	11/16/2016	(30,419)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	58,945	1,405,120	(1.163)%	12/21/2016	(58,752)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	62,798	1,511,253	(1.162)% - (1.193)%	1/18/2017	(75,822)
			$10,620,934			$(1,384,930)

Direxion Monthly Natural Resources Bull 2X Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%(a)	5,433,367
TOTAL NET ASSETS - 100.0%	$5,433,367

Percentages are stated as a percent of net assets.
(a) $5,920,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	6,655	$1,599,984	(0.678)%	3/16/2016	$(268,739)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	6,362	1,469,584	(0.645)%	4/20/2016	(225,368)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	934	215,696	(0.620)%	5/18/2016	(33,342)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	7,841	1,893,240	(0.678)%	6/15/2016	(368,204)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	9,876	2,237,870	(0.645)%	7/20/2016	(318,091)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	874	190,269	(0.620)%	8/17/2016	(20,595)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	6,042	1,202,243	(0.678)%	9/21/2016	(33,833)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	5,694	1,027,431	(0.645)%	10/19/2016	72,722
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	1,061	189,409	(0.620)%	11/16/2016	15,185
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	1,119	222,388	(0.620)%	11/16/2016	(6,708)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	995	189,100	(0.678)%	12/21/2016	2,251
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	6,333	1,231,400	(0.678)%	12/21/2016	(13,211)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	155	29,653	(0.682)% - (0.693)%	1/18/2017	96
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	570	111,028	(0.707)% - (0.712)%	1/18/2017	(1,576)
			$11,809,295			$(1,199,413)

Direxion Hilton Tactical Income Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS - 28.9%
Consumer Discretionary - 1.5%
39,100	M/I Homes, Inc., Series A	$988,448
Financials - 25.3%
6,000	AG Mortgage Investment Trust, Inc., Series A	140,580
20,000	Apollo Residential Mortgage, Inc., Series A	453,000
53,000	Ares Capital Corp.	1,356,800
3,880	Arlington Asset Investment Corp.	81,208
50,000	Bank of America Corp., Series H	939,000
39,298	Bluerock Residential Growth, Inc., Series A - REIT	1,004,850
14,750	Boston Private Financial Holdings, Inc.	376,272
51,000	Colony Financial, Inc., Series A	1,343,850
51,500	Countrywide Capital IV, Series A	1,330,760
44,235	Countrywide Capital V, Series B	1,147,898
25,325	Customers Bancorp, Inc.	663,009
14,750	CYS Investments, Inc., Series A	329,500
12,800	Dynex Capital, Inc., Series B	286,976
45,215	HCI Group, Inc.	1,147,105
52,000	Iberiabank Corp. (a)	1,355,120
26,850	National General Holdings Corp.	682,527
26,500	Saratoga Investment Corp.	664,355
52,000	State Street Corp.	1,362,920
26,000	Valley National Bancorp	698,100
51,000	Wintrust Financial Corp.	1,367,310
		16,731,140
Utilities - 2.1%
52,000	Southern Co.(a)	1,375,920
	TOTAL PREFERRED STOCKS (Cost $18,837,811)	$19,095,508

COMMON STOCKS - 27.1%
Consumer Discretionary - 2.3%
13,250	McDonald's Corp.	$1,512,620

Consumer Staples - 6.5%
10,850	Constellation Brands, Inc.	1,521,821
32,325	Tootsie Roll Industries, Inc.	1,036,016
70,000	Vector Group Ltd.	1,771,700
		4,329,537
Financials - 9.8%
89,000	Bluerock Resident Growth, Inc. Class A - REIT	1,018,160
63,500	Gramercy Property Trust, Inc. - REIT	1,517,015
35,000	Heritage Financial Corp.	685,300
40,500	Sterling Bancorp	710,370
5,000	The First of Long Island Corp.	156,900
177,000	Winthrop Realty Trust - REIT	2,414,280
		6,502,025
Health Care - 3.8%
14,000	Novartis International AG - ADR	1,193,360
41,300	Pfizer, Inc.	1,353,401
		2,546,761
Industrials - 2.1%
30,900	Republic Services, Inc.	1,357,437

Information Technology - 2.6%
23,000	Booz Allen Hamilton Holding Corp. Class A	700,350
12,500	Jack Henry & Associates, Inc.	992,250
		1,692,600
	TOTAL COMMON STOCKS (Cost $16,944,382)	$17,940,980

CORPORATE BONDS - 12.7%
Consumer Discretionary - 1.6%
	Amazon.com, Inc.
500,000	3.30%, 12/05/2021	$517,843
500,000	3.80%, 12/05/2024	520,642
		1,038,485
Consumer Staples - 1.8%
	Sysco Corp.
1,200,000	2.60%, 10/01/2020	1,208,420

Financials - 1.0%
	Customers Bancorp, Inc.
24,750	6.38%, 07/31/2018	661,320

Health Care - 1.8%
	AbbVie, Inc.
1,250,000	2.90%, 11/06/2022	1,217,803

Information Technology - 6.5%
	Apple, Inc.
1,000,000	3.20%, 05/13/2025	1,014,485
	Google, Inc.
800,000	3.38%, 02/25/2024	843,742
	Microsoft Corp.
1,200,000	2.38%, 02/12/2022	1,191,306
	Oracle Corp.
1,250,000	2.50%, 10/15/2022	1,226,209
		4,275,742
	TOTAL CORPORATE BONDS (Cost $8,318,708)	$8,401,770

CLOSED-END FUNDS - 8.6%
154,050	Alpine Total Dynamic Dividend Fund	$1,220,076
128,000	Medley Capital Corp.	962,560
58,700	Nuveen Mortgage Opportunity Term Fund	1,319,576
75,000	PIMCO Dynamic Income Fund	2,211,000
	TOTAL CLOSED-END FUNDS (Cost $6,252,960)	$5,713,212

MASTER LIMITED PARTNERSHIPS - 5.4%
Consumer Discretionary - 1.5%
35,180	StoneMor Partners L.P.	$979,411
Energy - 3.9%
50,500	Enterprise Products Partners L.P.	1,282,195
20,460	Magellan Midstream Partners, L.P.	1,279,364
		2,561,559
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,894,972)	$3,540,970

CONVERTIBLE BONDS - 2.3%
Financials - 2.3%
	Colony Financial, Inc.
750,000	3.88%, 01/15/2021	$719,531
	HCI Group, Inc.
850,000	3.88%, 03/15/2019	785,188
	TOTAL CONVERTIBLE BONDS (Cost $1,597,111)	$1,504,719

U.S. GOVERNMENT OBLIGATIONS - 2.3%
	U.S. Treasury Note
1,450,000	2.50%, 08/15/2023	$1,496,106
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,503,421)	$1,496,106

EXCHANGE TRADED FUNDS - 1.0%
32,000	ProShares Short S&P 500 Fund (a)	$658,880
	TOTAL EXCHANGE TRADED FUNDS (Cost $683,149)	$658,880

CONVERTIBLE PREFERRED STOCKS - 0.9%
Financials - 0.9%
27,000	Wheeler Real Estate Investment Trust, Series B	$628,155
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $658,141)	$628,155

	Total Investments - 89.2% (Cost $58,690,655)	$58,980,300
	Other Assets in Excess of Liabilities - 10.8%	7,113,571
	Total Net Assets - 100.0%	$66,093,871

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The unaudited cost basis of investments for federal income tax purposes at November 30, 2015 (Unaudited) was as follows*:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	25+ Year Treasury	25+ Year Treasury	NASDAQ-100®	S&P 500®
	Bear 1X Fund	Bull 1.2X Fund	Bull 2X Fund	Bull 2X Fund
Cost of investments	$-	$-	$-	$-
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	S&P 500®	Small Cap	Small Cap	7-10 Year Treasury
	Bear 2X Fund	Bull X Fund	Bear 2X Fund	Bull 2X Fund
Cost of investments	$-	$-	$-	$-
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion	Direxion Monthly	Direxion Monthly
	7-10 Year Treasury	Dynamic HY	China Bull	Emerging Markets
	Bear 2X Fund	Bond Fund	2X Fund	Bull 2X Fund
Cost of investments	$-	$-	$-	$-
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Hilton
	Latin America	Natural Resources	Tactical Income
	Bull 2X Fund	Bull 2X Fund	Fund
Cost of investments	$-	$-	$58,694,581
Gross unrealized appreciation	$-	$-	$289,645
Gross unrealized depreciation	$-	$-	$(3,926)
Net unrealized appreciation/(depreciation)	$-	$-	$285,719

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The Direxion Monthly 25+ Year Treasury Bull 1.2X and Direxion Monthly 25+ Year Treasury Bear 1X Funds commenced operations November 2, 2015.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2015:

Direxion Monthly 25+ Year Treasury Bear 1X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(349)	$-	$(349)

Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$461	$65,989	$-	$66,450

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$927,536	$-	$927,536

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(225,124)	$-	$(225,124)

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$239,965	$-	$239,965

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$8,713	$-	$8,713

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(917,636)	$-	$(917,636)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(318,576)	$-	$(318,576)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(26,885)	$-	$(26,885)

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$74,264,098	$-	$-	$74,264,098
Other Financial Instruments*	$-	$(1,226,859)	$-	$(1,226,859)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(624,786)	$-	$(624,786)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(276,405)	$-	$(276,405)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,384,930)	$-	$(1,384,930)

Direxion Monthly Natural Resources Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,199,413)	$-	$(1,199,413)

Direxion Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$17,740,388	$1,355,120	$-	$19,095,508
Common Stocks	17,940,980	-	-	17,940,980
Corporate Bonds	-	8,401,770	-	8,401,770
Closed-End Funds	5,713,212	-	-	5,713,212
Master Limited Partnerships	3,540,970	-	-	3,540,970
Convertible Bonds	-	1,504,719	-	1,504,719
U.S. Government Obligations	-	1,496,106	-	1,496,106
Exchange Traded Funds	658,880	-	-	658,880
Convertible Preferred Stocks	-	628,155	-	628,155

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)  /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, Principal Executive Officer

Date        January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, Principal Executive Officer

Date        January 27, 2016

By (Signature and Title)  /s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date        January 27, 2016